Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000020370 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.80%
C000020370 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020370 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020370 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020370 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020370 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020370 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020370 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.20%
C000020369 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.80%
C000020369 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020369 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020369 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020369 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020369 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020369 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020369 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.20%
C000020371 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.80%
C000020371 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020371 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020371 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020371 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020371 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020371 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020371 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.20%
C000246242 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.80%
C000246242 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.40%
C000246242 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.40%
C000246242 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000246242 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000246242 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	11.10%
C000246242 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000246242 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.20%
C000159700 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.80%
C000159700 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.40%
C000159700 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.40%
C000159700 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000159700 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000159700 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	11.10%
C000159700 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000159700 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.20%
C000020372 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.80%
C000020372 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020372 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020372 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020372 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020372 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020372 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020372 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.20%
C000221203 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.80%
C000221203 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221203 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221203 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000221203 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221203 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	11.10%
C000221203 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000221203 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.20%
C000240629 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.80%
C000240629 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.40%
C000240629 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.40%
C000240629 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000240629 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240629 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	11.10%
C000240629 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000240629 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.20%
C000086828 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000086828 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086828 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	18.20%
C000086828 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	23.40%
C000086828 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	21.00%
C000086828 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	16.90%
C000086828 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000086828 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000020398 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020398 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020398 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020398 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	23.40%
C000020398 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	21.00%
C000020398 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	16.90%
C000020398 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020398 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000246243 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000246243 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000246243 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	18.20%
C000246243 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	23.40%
C000246243 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	21.00%
C000246243 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	16.90%
C000246243 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246243 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000150668 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000150668 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000150668 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	18.20%
C000150668 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	23.40%
C000150668 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	21.00%
C000150668 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	16.90%
C000150668 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000150668 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000020399 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020399 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020399 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020399 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	23.40%
C000020399 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	21.00%
C000020399 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	16.90%
C000020399 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020399 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000020379 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.60%
C000020379 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020379 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020379 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.80%
C000020379 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020379 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020379 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020379 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000086827 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.60%
C000086827 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.50%
C000086827 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000086827 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.80%
C000086827 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.90%
C000086827 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.40%
C000086827 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	11.80%
C000086827 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168181 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.60%
C000168181 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168181 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168181 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.80%
C000168181 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.90%
C000168181 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.40%
C000168181 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	11.80%
C000168181 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000086826 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.60%
C000086826 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.50%
C000086826 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000086826 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.80%
C000086826 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.90%
C000086826 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.40%
C000086826 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	11.80%
C000086826 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000020404 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	73.80%
C000020404 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020404 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020404 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020404 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020404 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020404 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020404 | Tender option bonds
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020404 | Variable rate demand notes
Holdings [Line Items]
Percent of Total Investments	28.90%
C000020404 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	24.70%
C000020404 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020405 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	73.80%
C000020405 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020405 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020405 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020405 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020405 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020405 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020405 | Tender option bonds
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020405 | Variable rate demand notes
Holdings [Line Items]
Percent of Total Investments	28.90%
C000020405 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	24.70%
C000020405 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020406 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	73.80%
C000020406 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020406 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020406 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020406 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020406 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020406 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020406 | Tender option bonds
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020406 | Variable rate demand notes
Holdings [Line Items]
Percent of Total Investments	28.90%
C000020406 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	24.70%
C000020406 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020407 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	73.80%
C000020407 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020407 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020407 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020407 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020407 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020407 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020407 | Tender option bonds
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020407 | Variable rate demand notes
Holdings [Line Items]
Percent of Total Investments	28.90%
C000020407 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	24.70%
C000020407 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	0.90%
C000064992 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	55.40%
C000064992 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064992 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000064992 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064992 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064992 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000064992 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000064992 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.70%
C000020412 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	55.40%
C000020412 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020412 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020412 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020412 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020412 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020412 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020412 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.70%
C000020413 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	55.40%
C000020413 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020413 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020413 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020413 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020413 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020413 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020413 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.70%
C000210934 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	55.40%
C000210934 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000210934 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210934 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210934 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.40%
C000210934 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000210934 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210934 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.70%
C000020414 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	55.40%
C000020414 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020414 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020414 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020414 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020414 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020414 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020414 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.70%
C000246244 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	55.40%
C000246244 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000246244 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000246244 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000246244 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.40%
C000246244 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000246244 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000246244 | 270+ days
Holdings [Line Items]
Percent of Total Investments	17.70%